Share-based Payment and Non-Convertible Equity Certificates - Narrative (Details) € / shares in Units, € in Thousands, shares in Thousands										12 Months Ended
	Aug. 15, 2024	Jun. 24, 2024	Aug. 15, 2023	Aug. 15, 2022	Jun. 24, 2022	Feb. 15, 2022	Nov. 12, 2020 share numberOfTranches $ / shares	Aug. 28, 2020 EUR (€)	Jun. 25, 2019 share $ / shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2019 EUR (€) shares	Mar. 31, 2018 EUR (€)	Aug. 01, 2012 EUR (€) € / shares
Disclosure of movement in the share-based payment liability [Line Items]
Non-convertible equity certificates										€ 0	€ 4,891	€ 4,494
Weighted average share price, share options granted (in USD per share) | $ / shares							$ 10.34
Expected volatility, share options granted (in percentage)							50.00%
Risk free interest rate, share options granted (in percentage)							0.50%
Number of tranches of options | numberOfTranches							4
Expense from equity-settled share-based payment transactions										1,200
Management Equity Plan
Disclosure of movement in the share-based payment liability [Line Items]
Incremental fair value granted, modified share-based payment arrangements								€ 58,744
Global Blue Management Incentive Plan
Disclosure of movement in the share-based payment liability [Line Items]
Number of share options granted in share-based payment arrangement (in shares) | share							7,970,000		486,527
Weighted average exercise price of share options granted in share-based payment arrangement (in USD per share) | $ / shares									$ 10.59
Weighted average share price, share options granted (in USD per share) | $ / shares									$ 10.59
Expected volatility, share options granted (in percentage)									25.00%
Risk free interest rate, share options granted (in percentage)									1.91%
Option value (in USD per share) | $ / shares									$ 1.03
Forecast | Global Blue Management Incentive Plan
Disclosure of movement in the share-based payment liability [Line Items]
Vesting percentage		50.00%			50.00%
Non-Convertible Preferred Equity Certificates | Global Blue Management & Co S.C.A NC-PECs
Disclosure of movement in the share-based payment liability [Line Items]
Par value of NC-PECs (in euro per share) | € / shares														€ 1.00
Fair value of NC-PECs at measurement date, maximum amount														€ 500,000
Nominal value of NC-PECs, including accrued interest										€ 0	1,920	€ 1,750	€ 1,591
Interest rate of the NC-PECs (in percentage)														10.00%
Non-convertible equity certificates											€ 3,000
Number of other equity instruments granted in share-based payment arrangement | shares										0	0	0
Restricted Share Awards | Global Blue Management Incentive Plan
Disclosure of movement in the share-based payment liability [Line Items]
Restricted share grants, vesting based on service condition (percentage)							50.00%
Restricted share grants, vesting based on market performance condition (percentage)							25.00%
Restricted share grants, vesting based on non-market performance condition (percentage)							25.00%
Weight of share grants (in percentage)							50.00%
Number of other equity instruments granted in share-based payment arrangement | share							475,491
Share price at grant date, restricted shares (in USD per share) | $ / shares							$ 10,340,000
Expected volatility, restricted shares granted (in percentage)							50.00%
Restricted Share Awards | Forecast | Global Blue Management Incentive Plan
Disclosure of movement in the share-based payment liability [Line Items]
Vesting percentage	25.00%		25.00%	12.50%		37.50%